UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800)523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Tax-Free Colorado Fund

November 30, 2007

	Principal
	Amount	Value
Municipal Bonds – 93.11%
Education Revenue Bonds – 14.32%
Boulder County Development Revenue (University Corporation for Atmospheric Research)
5.00% 9/1/33 (MBIA)	$1,000,000	$1,028,700
5.00% 9/1/35 (AMBAC)	2,000,000	2,047,400
Colorado Educational & Cultural Facilities Authority Revenue
(Charter School Project) 5.50% 5/1/36 (XLCA)	2,280,000	2,423,435
(Johnson & Wales University Project) Series A 5.00% 4/1/28 (XLCA)	1,000,000	1,027,000
(Liberty Common Charter School Project) 5.125% 12/1/33 (XLCA)	2,740,000	2,833,133
(Montessori Districts Charter School Projects) 6.125% 7/15/32	5,590,000	5,715,663
(Pinnacle Charter School Project) 5.00% 6/1/33 (XLCA)	2,170,000	2,223,968
@(Renaissance Charter School Project) 6.75% 6/1/29	2,000,000	1,928,720
(University of Northern Colorado Student Housing Project) 5.125% 7/1/37 (MBIA)	7,500,000	7,778,999
(Woodrow Wilson Charter School Project) 5.25% 12/1/34 (XLCA)	1,960,000	2,066,624
Colorado School Mines Auxiliary Facilities Revenue 5.00% 12/1/37 (AMBAC)	425,000	434,728
University of Colorado Enterprise System Revenue Series A
5.00% 6/1/30 (AMBAC)	3,155,000	3,296,029
5.375% 6/1/26	1,000,000	1,042,870
University of Puerto Rico Revenue Series Q 5.00% 6/1/36	3,750,000	3,691,200
		37,538,469
Electric Revenue Bonds – 1.95%
Colorado Springs Utilities Revenue Series A 5.00% 11/15/29	5,000,000	5,101,450
		5,101,450
Escrowed to Maturity Bonds – 2.20%
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) Series A
5.50% 3/1/32	5,000,000	5,320,500
Galleria Metropolitan District 7.25% 12/1/09	445,000	458,626
		5,779,126
Health Care Revenue Bonds – 13.69%
Colorado Health Facilities Authority Revenue
•(Adventist Health Project) Series D 5.25% 11/15/35	4,000,000	4,048,360
(Catholic Health Initiatives) Series A 4.75% 9/1/40	1,000,000	958,290
(Christian Living Community Project) Series A 5.75% 1/1/37	1,500,000	1,443,630
(Covenant Retirement Communities) Series A 5.50% 12/1/33 (RADIAN)	5,000,000	5,050,000
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,956,140
Series A 5.25% 6/1/34	2,750,000	2,766,528
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	983,180
(Porter Place) Series A 6.00% 1/20/36 (GNMA)	5,000,000	5,175,749
(Vail Valley Medical Center Project) 5.80% 1/15/27	3,475,000	3,548,045
Delta County Memorial Hospital District Enterprise Revenue 5.35% 9/1/17	4,000,000	4,096,440
Denver Health & Hospital Authority Health Care Revenue Series A 4.75% 12/1/36	2,500,000	2,228,100
Mesa County Residential Care Facilities Mortgage Revenue (Hilltop Community Resources)
Series A 5.375% 12/1/28 (RADIAN)	2,000,000	2,017,000
University of Colorado Hospital Authority Revenue Series A 5.00% 11/15/37	1,690,000	1,613,037
		35,884,499
Housing Revenue Bonds – 1.45%
Colorado Housing & Finance Authority (Multifamily Housing Insured Mortgage)
Series A-3 6.25% 10/1/26 (FHA)	140,000	143,053
Series C-3 6.15% 10/1/41	1,590,000	1,630,195
Denver City & County Multifamily Federal Housing Authority Revenue
(Insured Mortgage Loan - Garden Court) 5.40% 7/1/39 (FHA)	2,000,000	2,027,561
		3,800,809
Lease Revenue Bonds – 3.51%
Colorado Educational & Cultural National Conference of State Legislatures Office Building
Facilities Authority Revenue 5.25% 6/1/21	2,000,000	2,044,860

@Conejos & Alamosa Counties School District#11J Certificates of Participation 6.50% 4/1/11	820,000	823,608
El Paso County Certificates of Participation (Detention Facilities Project) Series B
5.00% 12/1/27 (AMBAC)	1,500,000	1,547,490
Fremont County Certificates of Participation Refunding & Improvement Series A
5.25% 12/15/24 (MBIA)	3,045,000	3,264,331
Puerto Rico Public Buildings Authority Revenue (Guaranteed Government Facilities)
Series I 5.25% 7/1/33	1,500,000	1,512,795
		9,193,084
Local General Obligation Bonds – 16.16%
Adams County School District #14 5.125% 12/1/31 (FSA)	1,500,000	1,591,230
Arapahoe County Water & Wastewater Public Improvement District Revenue Series A
5.125% 12/1/32 (MBIA)	4,500,000	4,695,570
Bowles Metropolitan District 5.00% 12/1/33 (FSA)	2,500,000	2,572,675
Denver City & County Justice System Facilities & Zoo 5.00% 8/1/19	1,020,000	1,090,145
Denver West Metropolitan District 5.00% 12/1/33 (RADIAN)	4,000,000	3,799,240
Douglas County School District #1 Building (Douglas & Elbert Counties) Series B
5.125% 12/15/25 (FSA)	2,000,000	2,105,500
El Paso County School District #2 (Harrison) 5.00% 12/1/27 (MBIA)	2,115,000	2,193,044
Garfield County School District #2 5.00% 12/1/25 (FSA)	3,280,000	3,460,221
La Plata County School District #9-R (Durango) 5.125% 11/1/24 (MBIA)	1,000,000	1,059,820
Lincoln Park Metropolitan District 7.75% 12/1/26	2,500,000	2,631,150
Loveland Special Improvements District #1 7.50% 7/1/29	5,540,000	6,144,248
Meridian Metropolitan District Series A 5.00% 12/1/31 (RADIAN)	7,000,000	6,698,369
North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,170,180
District #2 5.50% 12/15/37	1,200,000	1,031,856
Saddle Rock Metropolitan District 5.35% 12/1/31 (RADIAN)	1,580,000	1,584,851
Sand Creek Metropolitan District Refunding & Improvement 5.00% 12/1/31 (XLCA)	500,000	515,540
		42,343,639
§Pre-Refunded Bonds – 30.11%
Aurora Certificates of Participation 5.50% 12/1/30-10 (AMBAC)	8,000,000	8,500,399
Boulder County Hospital Revenue (Development Longmont United Hospital Project)
6.00% 12/1/30-10 (RADIAN)	5,000,000	5,379,250
Burlingame Multifamily Housing Revenue Series A 6.00% 11/1/29-09 (MBIA)	1,250,000	1,324,338
Colorado Educational & Cultural Facilities Authority Revenue
(Core Knowledge Charter School Project) 7.00% 11/1/29-09	1,000,000	1,067,750
(Littleton Academy Charter School Project) 6.125% 1/15/31-12	2,000,000	2,214,100
(Pinnacle Charter School Project) 6.00% 12/1/21-11	1,750,000	1,925,473
(Stargate Charter School Project) 6.125% 5/1/33-13	2,000,000	2,266,340
(University of Denver Project)
5.375% 3/1/23-11 (AMBAC)	2,000,000	2,129,561
Series A 5.00% 3/1/27-12 (MBIA)	5,000,000	5,339,550
Colorado School Mines Auxiliary Facilities 5.00% 12/1/37-12 (AMBAC)	2,705,000	2,918,695
Colorado Springs Revenue (Colorado College Project) 5.375% 6/1/32-09	2,570,000	2,673,751
Denver Health & Hospital Authority Health Care Revenue Series A
5.375% 12/1/28-08 (ACA)	2,770,000	2,850,607
E-470 Public Highway Authority Series A 5.75% 9/1/35-10 (MBIA)	3,100,000	3,352,898
El Paso County Certificates of Participation (Judicial Building Project) Series A
5.00% 12/1/27-12 (AMBAC)	2,000,000	2,158,000
El Paso County School District #49 (Falcon) 5.50% 12/1/21-11 (FGIC)	3,580,000	3,879,360
Fremont County School District #1 (Canon City) 5.00% 12/1/24-13 (MBIA)	1,735,000	1,888,027
Garfield Pitkin & Eagle County School District #1 (Roaring Fork)
Series A 5.00% 12/15/27-14 (FSA)	1,500,000	1,645,710
North Range Metropolitan District #1 7.25% 12/15/31-11	3,390,000	3,835,310
Northwest Parkway Public Highway Authority Revenue Series A 5.25% 6/15/41-11 (FSA)	11,100,000	11,935,940
Pueblo County Certificates of Participation 6.50% 12/1/24-10	5,460,000	5,951,509
Puerto Rico Commonwealth
Series A 5.25% 7/1/30-16	1,235,000	1,389,659
Series B 5.00% 7/1/35-16	310,000	343,130
University of Colorado Hospital Authority Revenue Series A 5.60% 11/15/31-11	3,650,000	3,945,687
		78,915,044
Special Tax Revenue Bonds – 1.78%
Baptist Road Rural Transportation Authority Sales & Use Tax Revenue 5.00% 12/1/26	2,000,000	1,855,220
Park Meadows Business Improvement District Shared Sales Tax Revenue
5.30% 12/1/27	950,000	929,936
5.35% 12/1/31	720,000	703,361
Puerto Rico Commonwealth Infrastructure Financing Authority Revenue
Series B 5.00% 7/1/46	1,200,000	1,166,580
		4,655,097

State General Obligation Bonds – 4.42%
Puerto Rico Commonwealth
Series A 5.25% 7/1/30	765,000	776,314
Series B 5.00% 7/1/35	190,000	187,332
Puerto Rico Government Development Bank (Senior Notes) Series B 5.00% 12/1/14	1,000,000	1,052,870
Puerto Rico Commonwealth Public Improvement Series A
5.25% 7/1/15	1,650,000	1,759,841
5.25% 7/1/21	4,000,000	4,109,800
5.50% 7/1/18	1,650,000	1,789,854
Virgin Islands Public Finance Authority Revenue (Gross Receipts Taxes) 5.00% 10/1/31 (ACA)	2,000,000	1,919,180
		11,595,191
Transportation Revenue Bonds – 2.35%
Denver City & County Airport Revenue
Series A 5.00% 11/15/25 (FGIC)	2,000,000	2,070,780
Series B 5.00% 11/15/33 (XLCA)	4,000,000	4,091,880
		6,162,660
Water & Sewer Revenue Bonds – 1.17%
Ute Utility Water Conservancy District Revenue 5.75% 6/15/20 (MBIA)	2,900,000	3,077,683
		3,077,683
Total Municipal Bonds (cost $233,817,843)		244,046,751

Short-Term Investments – 4.70%

	Number of
	Shares
Money Market Instruments – 0.28%
Dreyfus Cash Management Fund 3.438% 12/3/07	736,028	736,028
		736,028

	Principal
	Amount
•Variable Rate Demand Notes – 4.42%
City of Colorado Springs (Colorado College Project) 3.67% 6/1/29	$2,500,000	2,500,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federal Building)
3.60% 2/1/35	300,000	300,000
3.60% 7/1/36	400,000	400,000
Colorado Health Facilities Authority Revenue
(Catholic Health) Series B 3.57% 12/1/20	1,300,000	1,300,000
(Sisters Charity Health Systems) Series A 3.56% 12/1/38	2,225,000	2,225,000
Colorado Springs Utility Revenue (Subordinate Lien Improvement) Series B 3.56% 11/1/36	1,250,000	1,250,000
Denver City & County Certificates of Participation (Wellington E Web-C1)
3.56% 12/1/29 (AMBAC)	3,600,000	3,600,000
		11,575,000
Total Short-Term Investments (cost $12,311,028)		12,311,028

Total Value of Securities – 97.81%
(cost $246,128,871)		256,357,779
Receivables and Other Assets Net of Liabilities (See Notes) – 2.19%		5,727,756
Net Assets Applicable to 24,095,288 Shares Outstanding – 100.00%		$262,085,535

•Variable rate security. The rate shown is the rate as of November 30, 2007.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”
@Illiquid security. At November 30, 2007, the aggregate amount of illiquid securities equals $2,752,328, which represented 1.05% of the Fund's net assets. See Note 3 in "Notes."

Summary of Abbreviations:
ACA – Insured by American Capital Access
AMBAC – Insured by the AMBAC Assurance Corporation
FGIC – Insured by the Financial Guaranty Insurance Company
FHA – Insured by the Federal Housing Administration
FSA – Insured by Financial Security Assurance
GNMA – Insured by Government National Mortgage Association
MBIA – Insured by the Municipal Bond Insurance Association
RADIAN – Insured by Radian Asset Assurance
XLCA – Insured by XL Capital Assurance

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Voyageur Mutual Funds - Delaware Tax-Free Colorado Fund (Fund).

Security Valuation – Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Open-end investment companies are valued at their published net asset value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Securities and Exchange Commission (SEC) guidance allows implementing FIN 48 in the fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on February 29, 2008. Although the Fund's tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund's financial statements.

Class Accounting - Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At November 30, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At November 30, 2007, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$246,143,651
Aggregate unrealized appreciation	12,197,505
Aggregate unrealized depreciation	(1,983,377)
Net unrealized appreciation	$10,214,128

For federal income tax purposes, at August 31, 2007, capital loss carryforwards of $7,877,153 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,044,895 expires in 2009; $4,571,043 expires in 2012, $57,695 expires in 2013, and $2,203,520 expires in 2014.

3. Credit and Market Risk
The Fund concentrates its investments in securities issued by Colorado’s municipalities. The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

The Fund may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's Investors Service, Inc., Standard & Poor's Ratings Group, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. As of November 30, 2007, there were no Rule 144A securities. Illiquid securities have been identified on the Schedule of Investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: